Note 13 - Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Liabilities [Table Text Block]
	December 31
	2012	2011

Salaries, bonus and benefits	$3,252	$3,737
Engineering related expenses	1,131	1,185
Legal and audit fees	439	790
Withholding tax payable	194	278
Consulting fees	165	275
Payable for acquisition of equipment	146	464
Promotional expenses	135	116
Shipping expenses	83	160
Value-added tax payable	64	47
Deferred income tax liabilities	20	11
Payable for stock repurchase	-	332
Other accrued expenses	948	842
	$6,577	$8,237